Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2015
Changes in Number of Shares Issued and Treasury Stock

Changes in the number of shares issued and treasury stock during the years ended March 31, 2013, 2014 and 2015 were as follows:

	Total shares of common stock	Shares of treasury stock
Number of shares as of April 1, 2012	199,566,770	26,295,390

Purchase of shares	—	671
Exercise of stock options	—	(522,297)
Sale of shares	—	(76)

Number of shares as of March 31, 2013	199,566,770	25,773,688

Purchase of shares	—	1,458
Exercise of stock options	—	(406,318)
Sale of shares	—	—

Number of shares as of March 31, 2014	199,566,770	25,368,828

Purchase of shares	—	29,449
Exercise of stock options	—	(377,903)
Sale of shares	—	(80)

Number of shares as of March 31, 2015	199,566,770	25,020,294